Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	424B4
Amendment Flag	false
Entity Registrant Name	Shuttle Pharmaceuticals Holdings, Inc.
Entity Central Index Key	0001757499